Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Loan capital
Balance at beginning	$ 23,949	$ 21,826
Issuances	7,628	2,225
Maturities, repayments, buy backs and reductions	(1,548)	(262)
Total cash movements	6,080	1,963
Fx translation impact	(86)	(564)
Fair value hedge accounting adjustments	(902)	703
Other (amortisation of bond issue costs, etc.)	26	21
Total non-cash movements	(962)	160
Balance at ending	29,067	23,949
Parent Entity
Loan capital
Balance at beginning	23,949	21,826
Issuances	7,628	2,225
Maturities, repayments, buy backs and reductions	(1,548)	(262)
Total cash movements	6,080	1,963
Fx translation impact	(86)	(564)
Fair value hedge accounting adjustments	(902)	703
Other (amortisation of bond issue costs, etc.)	26	21
Total non-cash movements	(962)	160
Balance at ending	$ 29,067	$ 23,949